Employee Benefit Plans	12 Months Ended
Dec. 31, 2016
Employee Benefit Plans
Employee Benefit Plans

18. Employee Benefit Plans

The Group’s PRC subsidiaries are required by law to contribute a certain percentages of applicable salaries for retirement benefits, medical insurance benefits, housing funds, unemployment and other statutory benefits for full time employees. The Group contributed RMB120,521, RMB253,561 and RMB168,688 for the years ended December 31, 2014, 2015 and 2016, respectively, for such benefits and has no legal obligation for the benefits beyond the contribution made. The PRC government is responsible for the medical benefits and ultimate liability to those employees.